Noncontrolling Interest (Details) - USD ($)		3 Months Ended				6 Months Ended
	Jan. 18, 2023	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Temporary Equity [Line Items]
Net loss attributable to noncontrolling interest		$ (110,919)	$ (146,720)	$ (104,600)	$ (121,820)	$ (257,639)	$ (226,420)
Noncontrolling interest		$ 999,736				$ 999,736		$ 1,273,088
Webull Indonesia [Member]
Temporary Equity [Line Items]
Acquired percentage	80.10%	80.10%				80.10%
Equity interest fair value	$ 3,663,788
Voting interest percentage	80.10%
Noncontrolling interest, fair value	$ 910,230
Noncontrolling interest		$ 999,736				$ 999,736		$ 1,273,088
Webull Indonesia [Member]
Temporary Equity [Line Items]
Ownership percentage	19.90%